Investments In Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments In Joint Ventures [Abstract]
Investments In Joint Ventures

NOTE 6—INVESTMENTS IN JOINT VENTURES

Kennedy-Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, which were formed to acquire, manage and/or sell real estate. Kennedy-Wilson has significant influence over these entities, but not control, and accordingly, these investments are accounted for under the equity method.

During the nine months ended September 30, 2011, Kennedy-Wilson invested in nine new joint ventures totaling $50.7 million and invested $2.7 million to buy out ownership interests from joint venture partners.

During the same period, Kennedy-Wilson made $35.3 million in contributions to existing joint venture investments. Of this amount, $14.2 million, including $0.5 million of noncontrolling interests, was contributed by Kennedy-Wilson to its joint venture in Japan for the purposes of refinancing a large portion of the Japanese multifamily portfolio, $4.5 million was contributed by Kennedy-Wilson to refinance two multifamily projects in Kent, Washington, $3.6 million was contributed to pay down a loan on an existing residential investment in Walnut Creek, California, and $7.0 million was contributed to increase its interest in a project in Northern California.

Additionally, during the nine months ended September 30, 2011, Kennedy-Wilson received $21.1 million in distributions from its joint ventures.

As of September 30, 2011, Kennedy-Wilson has unfulfilled capital commitments totaling $15.6 million to its joint ventures. As we identify investment opportunities in the future, we may be called upon to contribute additional capital to joint ventures in satisfaction of our capital commitment obligations.

Kennedy-Wilson has certain guarantees associated with loans secured by assets held in various joint venture partnerships. The maximum potential amount of future payments (undiscounted) Kennedy-Wilson could be required to make under the guarantees was approximately $21.4 million and $28.4 million as of September 30, 2011 and December 31, 2010, respectively. The guarantees expire through 2015 and Kennedy-Wilson's performance under the guarantees would be required to the extent there is a shortfall upon liquidation between the principal amount of the loan and the net sales proceeds of the property. Based upon Kennedy-Wilson's evaluation of guarantees under Estimated Fair Value of Guarantees ASC Subtopic 460-10, the estimated fair value of guarantees made as of September 30, 2011 and December 31, 2010 is immaterial.

NOTE 7—INVESTMENTS IN JOINT VENTURES

Kennedy-Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, that were formed to acquire, manage, and/or sell real estate. Kennedy-Wilson has significant influence over these entities, but not voting or other control and, accordingly, these investments are accounted for under the equity method.

Summarized financial data of the joint ventures is as follows:

	December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$26,792,000	$25,248,000	$396,000	$25,647,000	$78,083,000
Real estate	609,430,000	215,473,000	119,252,000	1,787,396,000	2,731,551,000
Other	10,571,000	7,056,000	28,583,000	183,125,000	229,335,000

Total assets	$646,793,000	$247,777,000	$148,231,000	$1,996,168,000	$3,038,969,000

Liabilities
Debt	$338,228,000	$81,544,000	$66,198,000	$1,351,208,000	$1,837,178,000
Other	18,457,000	4,219,000	3,273,000	44,454,000	70,403,000
Total liabilities	356,685,000	85,763,000	69,471,000	1,395,662,000	1,907,581,000

Partners' capital
Kennedy Wilson	108,265,000	35,807,000	36,182,000	76,713,000	256,967,000
Other partners	181,843,000	126,207,000	42,578,000	523,793,000	874,421,000

Total partners' capital	290,108,000	162,014,000	78,760,000	600,506,000	1,131,388,000

Total liabilities and partners' capital	$646,793,000	$247,777,000	$148,231,000	$1,996,168,000	$3,038,969,000

	December 31, 2009
	KW Residential, LLC	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$32,343,000	$18,721,000	$51,064,000
Real estate	548,927,000	1,759,495,000	2,308,422,000
Other	12,965,000	169,622,000	182,587,000

Total assets	$594,235,000	$1,947,838,000	$2,542,073,000

Liabilities
Debt	$307,877,000	$1,045,862,000	$1,353,739,000
Other	11,618,000	51,234,000	62,852,000

Total liabilities	319,495,000	1,097,096,000	1,416,591,000

Partners' capital
Kennedy Wilson	91,276,000	87,766,000	179,042,000
Other partners	183,464,000	762,976,000	946,440,000

Total partners' capital	274,740,000	850,742,000	1,125,482,000

Total liabilities and partners' capital	$594,235,000	$1,947,838,000	$2,542,073,000

Total investments are comprised of the following:

	Year ended December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Equity method	$108,265,000	$35,807,000	$36,182,000	$76,713,000	$256,967,000
Unrealized gain on fair value option	—	—	7,384,000	—	7,384,000

	108,265,000	35,807,000	43,566,000	76,713,000	264,351,000
Cost method	—	—	—	2,535,000	2,535,000
Total Investments	$108,265,000	$35,807,000	$43,566,000	$79,248,000	$266,886,000

	Year ended December 31, 2009
	KW Residential, LLC	Other	Total
Equity method	$91,276,000	$87,766,000	$179,042,000
Unrealized gain on fair value option		4,907,000	4,907,000

	91,276,000	92,673,000	183,949,000
Cost method	—	1,303,000	1,303,000

Total Investments	$91,276,000	$93,976,000	$185,252,000

	Year ended December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Statements of income:
Revenues	$34,784,000	$24,059,000	$11,214,000	$130,884,000	$200,941,000

Depreciation	11,857,000	4,461,000	2,369,000	38,143,000	56,830,000
Interest	12,235,000	6,177,000	3,041,000	45,765,000	67,218,000
Other expenses	15,920,000	18,695,000	5,968,000	71,702,000	112,285,000

Total expenses	40,012,000	29,333,000	11,378,000	155,610,000	236,333,000
Gains on extinguishment of debt	—	9,092,000	—	4,734,000	13,826,000

Net (loss) Income	$(5,228,000)	$3,818,000	$(164,000)	$(19,992,000)	$(21,566,000)

Net income allocation:
Kennedy Wilson	$(1,670,000)	$7,238,000	$2,856,000	$(353,000)	$8,071,000
Other partners	(3,558,000)	(3,420,000)	(3,020,000)	(19,639,000)	(29,637,000)

Net (loss) income	$(5,228,000)	$(3,818,000)	$(164,000)	$(19,992,000)	$(21,566,000)

	Year ended December 31, 2009			Year ended December 31, 2008
	KW Residential, LLC	Other	Total	KW Residential, LLC	Other	Total
Statements of income:
Revenues	$32,750,000	$140,119,000	$172,869,000	$28,323,000	$173,146,000	$201,469,000

Depreciation	12,021,000	36,221,000	48,242,000	5,413,000	40,155,000	45,568,000
Interest	14,828,000	51,764,000	66,592,000	12,936,000	51,689,000	64,625,000
Other expenses	17,361,000	66,228,000	83,589,000	14,044,000	61,969,000	76,013,000

Total expenses	44,210,000	154,213,000	198,423,000	32,393,000	153,813,000	186,206,000
Gains on extinguishment of debt	28,320,000	—	28,320,000	—	—	—

Net (loss) Income	$16,860,000	$(14,094,000)	$2,766,000	$(4,070,000)	$19,333,000	$15,263,000

Net income allocation:
Kennedy Wilson	5,949,000	3,107,000	9,056,000	(694,000)	4,812,000	4,118,000
Other partners	10,911,000	(17,201,000)	(6,290,000)	(3,376,000)	14,521,000	11,145,000

Net (loss) income	$16,860,000	$(14,094,000)	$2,766,000	$(4,070,000)	$19,333,000	$15,263,000

(1)	Investments in these joint ventures exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2010 or equity in income from the joint venture for the year ended December 31, 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2010.
(2)	Investments in these joint ventures exceeds 10% of the total assets of Kennedy-Wilson at December 31, 2010 or equity in income from the joint venture for the year ended December 31, 2010 exceeds 10% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2010.

Equity in joint venture income for the years ended December 31:

	2010	2009	2008
Net income allocation	$8,071,000	$9,056,000	$4,118,000
Unrealized gain on fair value option	2,477,000	(1,037,000)	5,979,000

	$10,548,000	$8,019,000	$10,097,000

In 2010, Kennedy-Wilson formed a new joint venture platform which provides for a capital commitment from a joint venture partner in the amount of $250 million with Kennedy-Wilson's capital commitment totaling $28 million. The commitment from the partner has a three-year investment period and each proposed investment within the platform is at the discretion of the joint venture partner. As of December 31, 2010, the partner has contributed $132.3 million of capital into three joint ventures. Through December 31, 2010, Kennedy-Wilson has contributed capital in the amount of $14.7 million, including $1.7 million of noncontrolling interests, into the three joint ventures. Of this amount, $12.7 million, including $1.3 million of noncontrolling interests, was used to buyout ownership interests from an existing joint venture partner in KW Residential, LLC ("KWR"). The remaining amount of $2.0 million, including $0.4 million of noncontrolling interests, was used to invest in new investments.

Additionally, during 2010, Kennedy-Wilson invested $14.2 million, including $4.4 million of noncontrolling interests, in six new joint ventures and recapitalized five joint ventures with $11.5 million, including $0.3 million of noncontrolling interests, to buyout ownership interests from existing joint venture partners.

Also, during 2010, Kennedy-Wilson made $31.0 million in additional contributions to existing joint venture investments. Of this amount $17.4 million was used by several joint ventures to pay down and/or refinance existing debt, which resulted in $5.3 million of gains from the early extinguishment of debt that is included in equity in joint venture income in the accompanying consolidated statements of operations and comprehensive income (loss).

In 2010, Kennedy-Wilson received $16.1 million in distributions from its joint ventures, of which $5.9 million was from operations and $10.2 million was return of capital.

In 2010, Kennedy-Wilson recognized $10.1 million in gains from foreign currency translation adjustments from its investment in KWR. The foreign currency gain is included in other comprehensive income, net of deferred income taxes of $4.1 million in the accompanying consolidated statements of income and comprehensive income (loss).

Kennedy-Wilson has determined that it has no investments in variable interest entities as of December 31, 2010 and had investments in two variable interest entities as of December 31, 2009 and has concluded that Kennedy-Wilson is not the primary beneficiary. As of December 31, 2009, the variable interest entities had assets totaling $132 million with Kennedy-Wilson's exposure to loss as a result of its interests in these variable interest entities totaling $7.0 million related to its equity contributions. In addition, as of December 31, 2009, Kennedy-Wilson had $14.2 million in the form of loan guarantees that represented 20% of the mortgage loans of the underlying variable interest entities.

Investments in which Kennedy-Wilson does not have significant influence are accounted for under the cost method of accounting. As of December 31, 2010 and 2009, Kennedy-Wilson had five investments accounted for under the cost method with a carrying value totaling $2.5 million and $1.3 million, respectively.

Distributions in excess of Kennedy-Wilson's basis in investments in joint ventures totaling $56,000 were deferred for the year ended December 31, 2008 due to continuing involvement in the real estate sold by the joint venture. Total deferred revenues and gains on sale of investments in joint ventures included in accrued expenses and other liabilities were $3,943,000 and $3,664,000 at December 31, 2010 and 2009, respectively.